                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                  May 30, 2008

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O'Connor

     RE:  Optimum Fund Trust (the "Registrant")
          File Nos. 811-21335; 333-104654

Dear Sir or Madam:

     On  behalf  of the  Registrant,  and  pursuant  to Rule  485(a)  under  the
Securities  Act of 1933,  as amended (the "1933 Act"),  please find  transmitted herewith for filing via the EDGAR  system  Post-Effective  Amendment  No. 7 (the
"Amendment")  to the  Registrant's  Registration  Statement  on Form  N-1A.  The
Registrant  is filing this  Amendment  for the purpose of reflecting a change in the investment  strategies of the Optimum  Small-Mid Cap Growth Fund  (formerly,
Optimum Small Cap Growth Fund) and Optimum  Small-Mid Cap Value Fund  (formerly,
Optimum Small Cap Value Fund)  (collectively,  the "Funds").  Specifically,  the
Funds' Board of Trustees approved a change to the Funds'  investment  strategies that permits them to invest in securities within a broader market capitalization range, i.e. small- and mid-capitalization instead of just small-capitalization.

     Prior to the effective  date of the Amendment,  the  Registrant  intends to file a  subsequent  post-effective  amendment  pursuant to Rule 485(b) under the
1933 Act for the purposes  of: (i)  responding  to any comments  conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment;  and (ii)
updating  financial and certain other information  contained in the prospectuses and the statement of additional information relating to the Registrant.

     As noted on the facing sheet, this Amendment relates only to the Funds, and the Amendment does not affect the information in the  prospectuses and statement of additional information regarding the Registrant's other series.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

                                 Very truly yours,

                                 /s/ Jonathan M. Kopcsik
                                 Jonathan M. Kopcsik, Esq.

cc:      Anthony G. Ciavarelli, Esq.
         Bruce G. Leto, Esq.